Provisions, contingent liabilities, contingent assets and credit commitments	12 Months Ended
Sep. 30, 2021
Provisions, contingent liabilities, contingent assets and credit commitments
Provisions, contingent liabilities, contingent assets and credit commitments

Note 26. Provisions, contingent liabilities, contingent assets and credit commitments

Accounting policy

Provisions

Provisions are recognised for present obligations arising from past events where a payment (or other economic transfer) is likely to be necessary to settle the obligation and can be reliably estimated.

Employee benefits – long service leave provision

Long service leave is granted to certain employees in Australia and New Zealand. The provision is calculated based on the expected payments. When payments are expected to be more than one year in the future, the payments factor in expected employee service periods and average salary increases are then discounted.

Employee benefits – annual leave and other employee benefits provision

The provision for annual leave and other employee benefits (including wages and salaries, inclusive of non-monetary benefits, and any associated on-costs (e.g. payroll tax)) is calculated based on expected payments.

Provision for ECL on credit commitments

The Group is committed to provide facilities and guarantees as explained below. If it is probable that a facility will be drawn and the resulting asset will be less than the drawn amount then a provision for impairment is recognised. The provision for ECL is calculated using the methodology described in Note 13.

Compliance, Regulation and Remediation provisions

The compliance, regulation and remediation provisions relate to matters of potential misconduct in providing services to our customers identified both as a result of regulatory action and internal reviews. An assessment of the likely cost of these matters to the Group (including applicable customer refunds) is made on a case-by-case basis and specific provisions are made where appropriate.

Contingent liabilities

Contingent liabilities are possible obligations whose existence will be confirmed only by uncertain future events, and present obligations where the transfer of economic resources is not probable or cannot be reliably measured. Contingent liabilities are not recognised in the balance sheet but are disclosed unless the outflow of economic resources is remote.

Undrawn credit commitments

The Group enters into various arrangements with customers which are only recognised in the balance sheet when called upon. These arrangements include commitments to extend credit, bill endorsements, financial guarantees, standby letters of credit and underwriting facilities.

Contingent assets

Contingent assets are possible assets whose existence will be confirmed only by uncertain future events. Contingent assets are not recognised in the balance sheet but are disclosed if an inflow of economic benefits is probable.

Critical accounting assumptions and estimates

The financial reporting of provisions for litigation and non-lending losses and for compliance, regulation and remediation matters involves a significant degree of judgement in relation to identifying whether a present obligation exists and also in estimating the probability, timing, nature and quantum of the outflows that may arise from past events. These judgements are made based on the specific facts and circumstances relating to individual events. Specific judgements in respect of material items are included in the discussion below.

Provisions carried for long service leave are supported by an independent actuarial report.

Note 26. Provisions, contingent liabilities, contingent assets and credit commitments (continued)

Provisions

		Annual
		leave	Litigation	Provision for			Compliance,
	Long	and other	and non-	ECL	Lease	Restructuring	regulation and
	service	employee	lending	on credit	restoration	and other	remediation
$m	leave	benefits	losses	commitments	obligations	provisions	provisions	Total
Consolidated
Balance as at 30 September 2020	511	596	1,371	530	208	176	1,895	5,287
Additions	92	986	155	-	4	371	889	2,497
Utilisation	(42)	(743)	(1,377)	-	(11)	(121)	(1,308)	(3,602)
Reversal of unutilised provisions	(22)	(25)	(27)	(127)	-	(50)	(316)	(567)
Transferred to purchaser on settlement of assets and liabilities held for sale	(1)	-	(4)	-	-	-	(4)	(9)
Balances reclassified to liabilities held for sale (Note 37)	(7)	(11)	(1)	(2)	-	-	(14)	(35)
Balance as at 30 September 2021	531	803	117	401	201	376	1,142	3,571
Parent Entity
Balance as at 30 September 2020	482	540	1,343	479	179	142	1,818	4,983
Additions	92	936	150	-	2	363	716	2,259
Utilisation	(40)	(711)	(1,364)	-	(9)	(103)	(1,257)	(3,484)
Reversal of unutilised provisions	(22)	(25)	(15)	(125)	-	(29)	(281)	(497)
Balances reclassified to liabilities held for sale (Note 37)	(4)	(1)	-	(2)	-	-	-	(7)
Balance as at 30 September 2021	508	739	114	352	172	373	996	3,254

Legislative liabilities

The Group had the following assessed liabilities as at 30 September 2021:

●	$22 million (2020: $22 million) based on an actuarial assessment as a self-insurer under the Workers’ Compensation Act 1987 and the Workplace Injury Management and Workers’ Compensation Act 1998 (New South Wales);
●	$7 million (2020: $7 million) based on actuarial assessment as a self-insurer under the Accident Compensation Act 1985 (Victoria);
●	$7 million (2020: $6 million) based on actuarial assessment as a self-insurer under the Workers’ Rehabilitation and Compensation Act 1986 (South Australia);
●	$1 million (2020: $1 million) based on an actuarial assessment as a self-insurer under the Workers’ Compensation and Rehabilitation Act 2003 (Queensland);
●	$nil (2020: $nil) based on an actuarial assessment as a self-insurer under the Workers’ Compensation Act 1951 (Australian Capital Territory);
●	$nil (2020: $nil) based on an actuarial assessment as a self-insurer under the Return to Work Act 1986 (Northern Territory);
●	$1 million (2020: $1 million) based on an actuarial assessment as a self-insurer under the Workers’ Compensation and Injury Management Act 1981 (Western Australia); and
●	$1 million (2020: $1 million) based on an actuarial assessment as a self-insurer under the Workers’ Rehabilitation and Compensation Act 1988 (Tasmania).

Adequate provision has been made for these liabilities in the provision for annual leave and other employee benefits above.

Note 26. Provisions, contingent liabilities, contingent assets and credit commitments (continued)

Provisions

Litigation and non-lending loss provisions

At 30 September 2020 the Group held a provision for penalties in relation to the AUSTRAC civil proceedings of $1,300 million. This penalty has subsequently been paid.

Compliance, regulation and remediation provisions

Provisions for 2021 in respect of compliance, regulation and remediation include estimates of:

●	customer refunds associated with matters of potential historical misconduct;
●	costs of completing remediation programs; and
●	potential non-lending losses and costs connected with certain litigation and regulatory investigations.

The provisions held include estimated customer refunds and program costs associated with the following major customer remediation programs:

●	certain ongoing advice service fees charged by the Group’s salaried financial planners; and
●	certain ongoing advice service fees charged by authorised representatives of the Group’s wholly owned subsidiaries Securitor Financial Group Limited and Magnitude Group Pty Ltd.

During the year, significant progress has been made towards finalising a number of the Group’s major remediation programs, including those noted above relating to ongoing advice services. Given the progress made, the degree of estimation uncertainty inherent in these major remediation provisions has reduced significantly.

It is possible that the final outcome could be below or above the provision, if the actual outcome differs from the assumptions used in estimating the provision. Remediation processes may change over time as further facts emerge and such changes could result in a change to the final exposure.

Certain litigation and regulatory investigations

At 30 September 2021, the Group held provisions in respect of potential non-lending losses and costs connected with certain litigation and regulatory investigations including:

●	ASIC proceedings in the Federal Court of Australia against Westpac in relation to the sale of consumer credit insurance (CCI) products to customers;
●	a class action against BTFM and WLIS in the Federal Court of Australia in relation to aspects of BTFM’s BT Super for Life former cash investment option;
●	ASIC’s investigation into the continued charging of advice service fees to customer accounts following the death of the relevant account holder;
●	ASIC’s investigation into the sale and assignment of credit card and flexi loan debts to third party debt purchasers;
●	ASIC’s investigation into Westpac’s systems and processes in relation to accounts held by deregistered companies and Westpac’s approach to rectification and remediation of the relevant issues;
●	ASIC’s investigation into the adequacy of disclosure of contributions fees charged for certain of our products and services;
●	ASIC’s investigation into the provision of home and contents insurance, including where some customers received duplicate policies or were issued policies without their consent; and
●	ASIC’s investigation into arrangements concerning the provision of insurance to some superannuation customers (including the charging of adviser insurance commissions in superannuation).

Westpac is working with ASIC to accelerate the closure of the investigations described above, which is expected to involve Court proceedings.

Provisions for these matters have been recognised in circumstances where there remains considerable uncertainty as to the expenses that may be associated with each matter and, in particular, the approach a Court may take in assessing any appropriate penalties or damages. This includes where the parties may agree a proposed penalty or settlement amount and submit it to the Court on an agreed basis (which the Court would have regard to but not be obliged to accept). The actual aggregate expense to Westpac associated with either the agreed or court determined resolution of the matters may be materially higher or lower than the provision.

Restructuring provisions

The Group carries restructuring provisions in relation to changes in business restructures primarily for separation and redundancy costs. The primary increase in the current year relates to business sales entered into or completed during the year. Refer to Note 37 for further details.

Note 26. Provisions, contingent liabilities, contingent assets and credit commitments (continued)

Lease restoration obligations

The addition to the lease restoration provision reflects a reassessment of the cost of making good leasehold premises at the end of the Group’s property leases. The increase in the expected make-good cost has been treated as an addition to the right-of-use asset and is being depreciated over the remaining life of those assets.

Contingent liabilities

Contingent liabilities are possible obligations whose existence will be confirmed only by uncertain future events and present obligations where the transfer of economic resources is not probable or cannot be reliably measured. Contingent liabilities are not recognised on the balance sheet but are disclosed unless the outflow of economic resource is remote.

Regulatory investigations, reviews and inquiries

Regulators, statutory authorities and other bodies routinely conduct investigations, reviews and inquiries involving the financial services sector, both in Australia and overseas. These regulatory actions may consider a range of subject matters, and in Australia, a number of regulatory investigations and reviews are currently considering potential misconduct in relation to credit and financial services. Matters the subject of regulatory reviews are also assessed for their impact on customers, with customer remediation undertaken where appropriate in accordance with our Westpac Group Customer Remediation Policy.

Domestic regulators such as ASIC, APRA, ACCC, AUSTRAC, the OAIC, the ATO and the Fair Work Ombudsman, as well as certain international regulators such as the Reserve Bank of New Zealand, Financial Markets Authority and Commerce Commission in New Zealand and Hong Kong Monetary Authority are currently conducting investigations covering a range of matters involving the Group, that may include potential civil and criminal contraventions.

These include:

●	investigations by the OAIC in relation to certain practices and systems for compliance with the Privacy Act 1988 (Cth);
●	the provision of superannuation (including the adequacy of arrangements for the provision of written reasons to complainants about the payment of death benefits, insurance in superannuation and compliance with the Superannuation Industry (Supervision) Act 1993 in connection with MySuper investment performance); and
●	other areas such as: risk governance; RBNZ liquidity policy and associated risk culture; credit portfolio management; prudential standards compliance; and anti-money laundering and counter-terrorism financing processes and procedures.

It is uncertain what (if any) actions will result following the conclusion of the investigations set out above. No provisions have yet been made in relation to any financial penalty that might arise in the event proceedings are pursued in relation to the matters outlined above, as any potential future liability of that kind cannot be reliably estimated at this time.

These investigations may result (or have resulted) in litigation (including class action proceedings and criminal proceedings), significant fines and penalties, infringement notices, enforceable undertakings, referral to the relevant Commonwealth or State Director of Public Prosecutions for consideration for criminal prosecution, imposition of capital or liquidity requirements, licence revocation or variation, or other action being taken by regulators or other parties. Given the size of Westpac, these investigations have in some instances resulted, and could in the future result, in findings of a significant number of breaches of obligations. This in turn could lead to significant financial and other penalties.

Litigation

There are ongoing Court proceedings, claims and possible claims for and against the Group. Contingent liabilities exist in respect of actual and potential claims and proceedings, including those listed below. An assessment of the Group’s likely loss has been made on a case-by-case basis for the purpose of the financial statements but cannot always be reliably estimated, including in relation to those listed below. No provision has been recognised for potential losses that may arise in relation to the matters below because liability is not certain and cannot be reliably estimated.

Regulatory litigation

●	On 5 May 2021, ASIC filed civil proceedings against Westpac alleging that it had engaged in insider trading and unconscionable conduct, and had failed to comply with its Australian Financial Services Licence obligations. The allegations relate to interest rate hedging activity during the course of Westpac’s involvement in the 2016 Ausgrid privatisation transaction. Westpac has filed its Response to ASIC’s Concise Statement.

Note 26. Provisions, contingent liabilities, contingent assets and credit commitments (continued)

Class actions

●	Westpac is defending a class action proceeding which was commenced in December 2019 in the Federal Court of Australia on behalf of certain investors who acquired an interest in Westpac securities between 16 December 2013 and 19 November 2019. The proceeding involves allegations relating to market disclosure issues connected to Westpac’s monitoring of financial crime over the relevant period and matters which were the subject of the recent AUSTRAC proceedings. The damages sought are unspecified. However, given the time period in question and the nature of the claims, it is likely that any alleged damages will be significant.
●	On 28 February 2020, a class action was commenced against Westpac, Westpac General Insurance Limited and WLIS in the Federal Court of Australia in relation to Westpac’s sale of CCI. The claim follows other industry class actions. It is alleged that the three entities failed to adhere to a number of obligations in selling CCI in conjunction with credit cards, personal loans and flexi loans. The damages sought are unspecified. The three entities are defending the proceedings.
●	On 16 July 2020, a class action was commenced against Westpac and St.George Finance Limited (SGF) in the Supreme Court of Victoria in relation to flex commissions paid to auto dealers from 1 March 2013 to 31 October 2018. This proceeding is one of two class actions commenced against a number of lenders in the auto finance industry. It is alleged that Westpac and SGF are liable for the unfair conduct of dealers acting as credit representatives and engaged in misleading or deceptive conduct. The damages sought are unspecified. Westpac and SGF are defending the proceedings. Another law firm publicly announced in July 2020 that it is preparing to commence a class action against Westpac entities for similar conduct. Westpac has not been served with a claim from that law firm on flex commissions. Westpac has not paid flex commissions since 1 November 2018 following an industry-wide ban issued by ASIC.

Westpac is aware from media reports and other publicly available material that other class actions against Westpac entities are being investigated. In July 2020, a law firm publicly stated that it intends to commence a class action against BTFM alleging that since 2014, BTFM did not act in the best interests of members of certain superannuation funds when obtaining group insurance policies. In August 2020, another law firm announced that it is investigating claims on behalf of persons who in the past six years acquired, renewed or continued to hold a financial product (including life insurance) on the advice or recommendation of a financial adviser from Magnitude Group, Securitor Financial Group or Westpac. Westpac has not been served with a claim in relation to either of these matters and has no further information about the proposed claims beyond the public statements issued by the law firms involved.

Exposures relating to divested businesses

The Group has potential exposures relating to warranties, indemnities and other commitments it has provided to other parties in connection with various divestments of businesses and assets and other transactions. The warranties, indemnities and other commitments cover a range of matters and risks, including certain compliance, regulatory investigations and litigation matters outlined in this Note 26.

Internal reviews and remediation

As in prior periods, Westpac is continuing to undertake a number of reviews to identify and resolve issues that have the potential to impact our customers, employees, other relevant stakeholders and reputation. These internal reviews continue to identify a number of issues in respect of which we are taking steps or will take steps to put things right so that our customers and employees (as applicable) are not disadvantaged from certain past practices, including making compensation/remediation payments and providing refunds where identified. These issues include, among other things, compliance with lending obligations (including responsible lending), payroll processes, regulatory reporting, compliance with client monies requirements and impacts from inadequate product governance including the way some product terms and conditions are operationalised.

The Group's APRA regulated insurer WLIS is reviewing premium increases on certain life insurance products following a number of customer complaints. This review relates to Product Disclosure Statements for life insurance products issued in the years 2010 to 2017. This is a complex review where the outcomes are currently uncertain. As such, there is a risk that customer remediation may be required in the future in relation to prior premium increases. The review will also consider the premium increases that can and should be made in the future, and there is a risk that the outcomes of the review could impact the financial and/or capital position of WLIS.

In addition, our New Zealand business is reviewing its processes for some products relating to the requirements of the New Zealand Credit Contracts and Consumer Finance Act 2003. The outcome of this complex review is uncertain and could result in customer remediation, regulatory action and litigation.

By undertaking these reviews, we can also improve our processes and controls. An assessment of the Group’s likely loss has been made on a case-by-case basis for the purpose of the financial statements but cannot always be reliably estimated. Contingent liabilities may exist in respect of actual or potential claims or proceedings (which could be brought by customers, regulators or criminal prosecutors), compensation/remediation payments and/or refunds identified as part of these reviews.

Note 26. Provisions, contingent liabilities, contingent assets and credit commitments (continued)

Australian Financial Complaints Authority

Contingent liabilities may also exist in relation to customer complaints brought before the Australian Financial Complaints Authority (AFCA). AFCA has the power to make determinations about complaints and can award compensation up to certain thresholds. AFCA has a broader jurisdiction than previous dispute resolution bodies which it has replaced.

Financial Claims Scheme

Under the Financial Claims Scheme (FCS), the Australian Government provides depositors a free guarantee of deposits in eligible ADIs up to and including $250,000. The FCS applies to an eligible ADI if APRA has applied for the winding up of the ADI and the responsible Australian Government minister has declared that the FCS applies to the ADI.

The Financial Claims Scheme (ADIs) Levy Act 2008 (Cth) provides for the imposition of a levy to fund the excess of certain APRA FCS costs connected to an ADI, including payments by APRA to deposit holders in a failed ADI. The levy would be imposed on liabilities of eligible ADIs to their depositors and cannot be more than 0.5% of the amount of those liabilities. A contingent liability may exist in respect of any levy imposed under the FCS.

Contingent tax risk

Tax and regulatory authorities in Australia and in other jurisdictions are reviewing the taxation treatment of certain transactions (both historical and present-day transactions) undertaken by the Group in the course of normal business activities and the claiming of tax incentives and indirect taxes such as GST. The Group also responds to various notices and requests for information it receives from tax and regulatory authorities.

These reviews, notices and requests may result in additional tax liabilities (including interest and penalties).

The Group has assessed these and other taxation claims arising in Australia and elsewhere, including seeking independent advice.

Settlement risk

The Group is subject to a credit risk exposure in the event that another counterparty fails to settle for its payments clearing activities (including foreign exchange). The Group seeks to minimise credit risk arising from settlement risk in the payments system by aligning our processing method with the legal certainty of settlement in the relevant clearing mechanism.

Parent Entity guarantees and undertakings

The Parent Entity makes the following guarantees and undertakings to subsidiaries:

●	letters of comfort for certain subsidiaries which recognise that Westpac has a responsibility that those subsidiaries continue to meet their obligations; and
●	guarantees to certain wholly owned subsidiaries which are Australian financial services or credit licensees to comply with legislative requirements. All but two guarantees are capped at $20 million per year (with an automatic reinstatement for another $20 million) and two specific guarantees are capped at $2 million (with an automatic reinstatement for another $2 million).

Note 26. Provisions, contingent liabilities, contingent assets and credit commitments (continued)

Undrawn credit commitments

The Group enters into various arrangements with customers which are only recognised in the balance sheet when called upon. These arrangements include commitments to extend credit, bill endorsements, financial guarantees, standby letters of credit and underwriting facilities.

They expose the Group to liquidity risk when called upon and also to credit risk if the customer fails to repay the amounts owed at the due date. The maximum exposure to credit loss is the contractual or notional amount of the instruments. Some of the arrangements can be cancelled by the Group at any time and a significant portion is expected to expire without being drawn. The actual liquidity and credit risk exposure varies in line with amounts drawn and may be less than the amounts disclosed.

The Group uses the same credit policies when entering into these arrangements as it does for on-balance sheet instruments. Refer to Note 21 for further details of liquidity risk and credit risk management.

Undrawn credit commitments excluding derivatives are as follows:

	Consolidated		Parent Entity
$m	2021	2020	2021	2020
Undrawn credit commitments
Letters of credit and guarantees[1]	11,323	12,610	10,796	12,069
Commitments to extend credit[2]	188,768	184,064	163,685	159,644
Other	-	267	-	266
Total undrawn credit commitments[3]	200,091	196,941	174,481	171,979

1.

Standby letters of credit are undertakings to pay, against presentation documents, an obligation in the event of a default by a customer. Guarantees are unconditional undertakings given to support the obligations of a customer to third parties. The Group may hold cash as collateral for certain guarantees issued.

2.

Commitments to extend credit include all obligations on the part of the Group to provide credit facilities. As facilities may expire without being drawn upon, the notional amounts do not necessarily reflect future cash requirements. In addition to the commitments disclosed above, at 30 September 2021 the Group had offered $9.7 billion (2020: $4.9 billion) of facilities to customers, which had not yet been accepted.

3.	Include $0.8 billion (2020: nil) of undrawn credit commitments related to facilities which are held for sale.

Contingent assets

The credit commitments shown in the table above also constitute contingent assets. These commitments would be classified as loans in the balance sheet on the contingent event occurring.